SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT 2-92948 UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 74
and

REGISTRATION STATEMENT (NO. 811-4098) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 75

VANGUARD CHESTER FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne R. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 13th day of February, 2017.
VANGUARD CHESTER FUNDS
BY:___________/s/ F. William Mc Nabb III*
F. William McNabb III
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief	February 13, 2017
Executive Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	February 13, 2017
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	February 13, 2017
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	February 13, 2017
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	February 13, 2017
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	February 13, 2017
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	February 13, 2017
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	February 13, 2017
Scott C. Malpass
/s/ André F. Perold*	Trustee	February 13, 2017
André F. Perold
/s/ Peter F. Volanakis*	Trustee	February 13, 2017
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	February 13, 2017
Thomas J. Higgins

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548,
Incorporated by Reference.

C-1

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE